SHAREHOLDER RIGHTS PLAN (Details) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2009
SHAREHOLDER RIGHTS PLAN
Exercise price of shareholders rights plan				$ 19.50
Ordinary shares, shares issued		106,407,008	350,000,000
Ordinary shares, shares outstanding			91,315,465
Minimum
SHAREHOLDER RIGHTS PLAN
Shareholders rights plan, ownership interest for rights to be exercisable				15.00%
Class A ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued	151,722,691	103,737,691	0
Ordinary shares, shares outstanding	151,722,691	103,737,691	0
Class B ordinary shares
SHAREHOLDER RIGHTS PLAN
Ordinary shares, shares issued	11,067,011	9,192,011	0
Ordinary shares, shares outstanding	11,067,011	9,192,011	0